Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of Loans and Borrowings

(in $ millions)	2022	2021
	$	$
Non-current
Bank loans	55	55
Term loan	1,041	1,875
Lease liabilities	152	101
	1,248	2,031
Current
Bank loans	63	83
Term loan	20	39
Lease liabilities	34	22
	117	144

Summary of terms and conditions of outstanding loans and borrowings

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
2022
Bank loans	SGD	1.5% to 2.1%	2023-2027	59
Bank loans	SGD	COF* + 1.0% to 1.1%	2023-2024	5
Bank loans	MYR	2.1% to 4.5%	2023-2027	4
Bank loans	MYR	COF* - 2.0% to 1.7%	2023-2027	15
Bank loans	IDR	9.9% to 10.3%	2023-2025	3
Bank loans	IDR	COF* + 1.8% to 2.0%	2023-2025	7
Bank loans	THB	COF* + 7.0% p.a.	2023	25
Term loan	USD	LIBOR + 4.5%	2026	1,061
Lease liabilities	Multiple	3.5% to 10.0%	2023-2037	186
				1,365

2021
Bank loans	SGD	1.5% to 2.2%	2022-2026	77
Bank loans	SGD	COF* + 1% to 1.1%	2022-2024	11
Bank loans	MYR	3.10%	2022-2024	8
Bank loans	IDR	2.5% to 11.5%	2022-2025	15
Bank loans	IDR	COF* + 1.8% to 2.0%	2022-2025	12
Bank loans	THB	COF* + 7.0%	2022	15
Term loan	USD	5.5% (based on contractual terms)	2026	1,914
Lease liabilities	Multiple	1.9% to 11.0%	2022-2037	123
				2,175

Summary of reconciliation of movements of liabilities to cash flows from financing activities
ii)
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2022	138	1,914	123	2,175
Changes from financing cash flows
Proceeds from bank loans	109	—	—	109
Payment of bank loans	(161)	(858)	—	(1,019)
Payment of lease liabilities	—	—	(35)	(35)
Interest paid	(8)	(140)	(12)	(160)
Total changes from financing cash flows	(60)	(998)	(47)	(1,105)
Effect of changes in foreign exchange rates	(3)	—	1	(2)
Other changes
Liability-related
Recognition of lease liabilities	—	—	72	72
Derecognition of lease liabilities	—	—	(13)	(13)
Secured bank loans for asset acquisition	18	—	—	18
Interest expense	7	145	13	165
Acquisition through business combination	18	—	37	55
Total liability-related other changes	43	145	109	297
Balance at December 31, 2022	118	1,061	186	1,365

	Liabilities
	Convertible redeemable preference shares (Note 11)	Bank loans	Term loan	Lease liabilities	Equity component of convertible redeemable preference shares	Total
(in $ millions)	$	$	$	$	$	$
Balance at January 1, 2021	10,767	212	—	39	3,850	14,868
Changes from financing cash flows
Proceeds from issuance of CRPS	436	—	—	—	27	463
Proceeds from bank loans	—	60	1,920	—	—	1,980
Payment of bank loans	—	(151)	(25)	—	—	(176)
Payment of lease liabilities	—	—	—	(24)	—	(24)
Interest paid	—	(23)	(83)	(2)	—	(108)
Total changes from financing cash flows	436	(114)	1,812	(26)	27	2,135
Effect of changes in foreign exchange rates	—	(3)	(1)	(1)	—	(5)
Other changes
Liability-related
Recognition of lease liabilities	—	—	—	106	—	106
Derecognition of lease liabilities	—	—	—	*	—	*
Secured bank loans for asset acquisition	—	20	—	—	—	20
Interest expense	1,570	23	103	5	—	1,701
CRPS converted to GHL ordinary shares	(12,773)	—	—	—	(3,877)	(16,650)
Total liability-related other changes	(11,203)	43	103	111	(3,877)	(14,823)
Balance at December 31, 2021	—	138	1,914	123	—	2,175

* Amounts less than $1 million